Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Net Loss (Income) Before Tax on Income	The components of the net loss (income) before tax on income were as follows:
	Year ended December 31,
	2021	2022	2023

Domestic (Israel)	$27,089	$33,100	$28,224
Foreign	175	642	916

Total	$27,264	$33,742	$29,141

Schedule of Income Tax Expense	Income tax expense was as follows:
	Year ended December 31,
	2021	2022	2023
Current:
Domestic (Israel)	$-	$-	$-
Foreign	7	20	16

Total current income tax expense	7	20	16

Deferred:

Domestic (Israel)	-	-	-
Foreign	-	-	-

Total deferred income tax expense	-	-	-

Income tax expense	$7	$20	$16

Schedule of Deferred Tax Assets	Significant components of the Company’s deferred tax assets are as follows:
	December 31,
	2022	2023

Reserves and allowances	$22	$28
R&D expenses	1,018	1,363
Intangible assets	50	4
Stock-based compensation	94	140
Lease liability	473	1,041
Loss carryforward	3,950	4,372

Deferred tax assets before valuation allowance	5,607	6,948
Less - valuation allowance	(5,084)	(5,837)

ROU Asset	(523)	(1,111)

Net deferred tax assets, net	$-	$-